Exhibit 99.1

World Omni Auto Receivables Trust 2015-B

Monthly Servicer Certificate

November 30, 2017

Dates Covered
Collections Period	11/01/17 - 11/30/17
Interest Accrual Period	11/15/17 - 12/14/17
30/360 Days	30
Actual/360 Days	30
Distribution Date	12/15/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/17	380,509,767.13	24,889
Yield Supplement Overcollateralization Amount 10/31/17	10,221,578.23	0
Receivables Balance 10/31/17	390,731,345.36	24,889
Principal Payments	16,390,791.88	617
Defaulted Receivables	1,040,164.92	63
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/17	9,564,287.42	0
Pool Balance at 11/30/17	363,736,101.14	24,209

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,080,585,328.57	48,642

Pool Factor	34.55%

Prepayment ABS Speed	1.35%

Overcollateralization Target Amount	16,368,124.55
Actual Overcollateralization	16,368,124.55

Weighted Average APR	3.99%
Weighted Average APR, Yield Adjusted	5.66%
Weighted Average Remaining Term	41.40

Delinquent Receivables:
Past Due 31-60 days	7,709,625.52	431
Past Due 61-90 days	1,809,464.47	104
Past Due 91-120 days	586,067.55	36
Past Due 121+ days	0.00	0
Total	10,105,157.54	571

Total 31+ Delinquent as % Ending Pool Balance	2.78%

Recoveries	444,953.50

Aggregate Net Losses/(Gains) - November 2017	595,211.42

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.83%
Prior Net Losses Ratio	1.49%
Second Prior Net Losses Ratio	1.81%
Third Prior Net Losses Ratio	0.95%
Four Month Average	1.52%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.58%

Flow of Funds	$ Amount

Collections	18,137,924.81
Advances	7,720.35
Investment Earnings on Cash Accounts	22,847.08
Servicing Fee	(325,609.45)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	17,842,882.79

Distributions of Available Funds
(1) Class A Interest	461,389.98
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	37,911.67
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	16,018,851.02
(7) Supplemental Reserve Amount	1,324,730.12
(8) Distribution to Certificateholders	0.00
(9) Remaining Amounts	0.00

Total Distributions of Available Funds	17,842,882.79

Servicing Fee	325,609.45
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	988,000,000.00
Original Class B	21,160,000.00

Total Class A & B
Note Balance @ 11/15/17	363,386,827.61
Principal Paid	16,018,851.02
Note Balance @ 12/15/17	347,367,976.59

Class A-1
Note Balance @ 11/15/17	0.00
Principal Paid	0.00
Note Balance @ 12/15/17	0.00
Note Factor @ 12/15/17	0.0000000%

Class A-2a
Note Balance @ 11/15/17	0.00
Principal Paid	0.00
Note Balance @ 12/15/17	0.00
Note Factor @ 12/15/17	0.0000000%

Class A-2b
Note Balance @ 11/15/17	0.00
Principal Paid	0.00
Note Balance @ 12/15/17	0.00
Note Factor @ 12/15/17	0.0000000%

Class A-3
Note Balance @ 11/15/17	217,226,827.61
Principal Paid	16,018,851.02
Note Balance @ 12/15/17	201,207,976.59
Note Factor @ 12/15/17	85.9863148%

Class A-4
Note Balance @ 11/15/17	125,000,000.00
Principal Paid	0.00
Note Balance @ 12/15/17	125,000,000.00
Note Factor @ 12/15/17	100.0000000%

Class B
Note Balance @ 11/15/17	21,160,000.00
Principal Paid	0.00
Note Balance @ 12/15/17	21,160,000.00
Note Factor @ 12/15/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	499,301.65
Total Principal Paid	16,018,851.02
Total Paid	16,518,152.67

Class A-1
Coupon	0.41000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.96000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	1.25028%
Coupon	1.65028%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.49000%
Interest Paid	269,723.31
Principal Paid	16,018,851.02
Total Paid to A-3 Holders	16,288,574.33

Class A-4
Coupon	1.84000%
Interest Paid	191,666.67
Principal Paid	0.00
Total Paid to A-4 Holders	191,666.67

Class B
Coupon	2.15000%
Interest Paid	37,911.67
Principal Paid	0.00
Total Paid to B Holders	37,911.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4947696
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	15.8734502
Total Distribution Amount	16.3682198

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.1526637
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	68.4566283
Total A-3 Distribution Amount	69.6092920

A-4 Interest Distribution Amount	1.5333334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.5333334

B Interest Distribution Amount	1.7916668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7916668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 10/31/17	83,018.43
Balance as of 11/30/17	90,738.78
Change	7,720.35

Reserve Account
Balance as of 11/15/17	10,036,064.65
Investment Earnings	7,087.42
Investment Earnings Paid	(7,087.42)
Deposit/(Withdrawal)	1,324,730.12
Balance as of 12/15/17	11,360,794.77
Change	1,324,730.12

Total Reserve Amount	11,360,794.77